Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies

Note 19. Commitments and Contingencies

Lease commitments

The Company leases its facilities and certain equipment under operating leases that expire at various dates through 2022. Some of the leases contain renewal options, escalation clauses, rent concessions, and leasehold improvement incentives. Rent expense is recognized on a straight-line basis over the lease term. Rent expense was $4,435, $4,382 and $6,561 in financial years 2010, 2011, and 2012, respectively.

The following is a schedule by years of minimum future rentals on non-cancelable operating leases as of December 31, 2012:

2013	$6,739
2014	5,046
2015	3,636
2016	2,281
2017	1,337
Thereafter	3,234

Total minimum future lease payments	$22,273

Purchase obligations

The Company has purchase obligations that are associated with agreements for purchases of goods or services. Management believes that cancellation of these contracts is unlikely and thus the Company expects to make future cash payments according to the contract terms.

The following is a schedule by years of purchase obligations as of December 31, 2012:

2013	$351
2014	4
2015	3
2016	—
2017	—

Total minimum future purchase obligations	$358

Other commitments

In connection with the Company’s business combinations, the Company has agreed to pay certain additional amounts contingent upon the achievement of certain revenue targets and other milestones or upon the continued employment with the Company of certain employees of the acquired entities. The Company recognized such compensation expense of $1,612, $4,619 and $8,138 during financial years 2010, 2011 and 2012, respectively. As of December 31, 2012, the Company estimated that future compensation expense and contingent consideration of up to $9,559 may be recognized as expense pursuant to these business combination agreements.

Indemnification

The Company has agreements whereby it indemnifies its managing and supervisory directors for certain events or occurrences while the director is, or was, serving at the Company’s request in such capacity. The maximum potential amount of future payments the Company could be required to make under these indemnification agreements is not limited; however, the Company has directors’ insurance coverage that reduces its exposure and may enable the Company to recover a portion of any future amounts paid. The Company believes the estimated fair value of these indemnification agreements in excess of applicable insurance coverage is minimal.

The Company provides limited product warranties to its licensees, distribution, reseller and other commercial partners and some of its software distribution, reseller and other commercial partner agreements contain provisions that indemnify such parties from damages and costs resulting from claims that the Company’s software infringes the intellectual property rights of a third party. The Company’s exposure under these warranty and indemnification provisions is generally limited to the total amount paid under the agreement. However, certain agreements may include warranty and/or indemnification provisions that could potentially expose the Company to losses in excess of the amount received under the agreement. To date, there have been no material claims under such warranty and/or indemnification provisions. Accordingly, the Company has not recorded a liability on its consolidated balance sheets for these provisions.

Certain employees of the Company have signed non-competition agreements pursuant to which the employee is obligated to abstain from any competitive activity within the scope of the Company’s business for up to 24 months following termination of the employment relationship. Dependent upon the possibility of waiver of such non-compete restrictions available to the Company, unless such waiver would only lift the non-compete restriction but not the obligation to pay, during such period the Company is obligated to pay the employee a certain percentage of her or his salary. Payments made under these agreements in financial years 2010, 2011 and 2012 were not material to the Company’s consolidated financial statements.

Litigation contingencies

The Company is also involved in other legal proceedings, disputes and claims in the ordinary course of business. While the outcome of these matters is currently not determinable, the final resolution of these lawsuits, disputes and claims individually or in the aggregate, is not expected to have a material adverse effect on the Company’s financial condition or results of operations.